Janus Henderson Global Technology and Innovation Portfolio Investment Objectives and Goals - Institutional Shares [Member] - Janus Henderson Global Technology and Innovation Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson Global Technology and Innovation Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Janus Henderson Global Technology and Innovation Portfolio (“Global Technology and Innovation Portfolio”) seeks long-term growth of capital.